14. COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016
Stock issued for cash, amount					$ 2,345,000	$ 2,345,000	$ 1,820,000	$ 1,820,000
Cash offering costs					53,600	53,600	68,800	68,800
Conversion of debt, amount converted					600,000		0
Conversion of debt, interest converted					$ 104,709
Conversion of debt, shares issued					4,698,060
Conversion of debt principal amount				$ 704,709	$ 704,709		0
Stock Issued for Services					2,250	2,250	150,000	150,000
Prepaid expenses	$ 77,403		77,403		55,674		94,167
Stock Issued for Services - Related Party					27,000	27,000	69,603	69,603
Gain on settlement of debt				107,081	107,081
Shares Issued for Loan Guaranty - Related Party					68,078	$ 68,078	22,123	$ 22,123
Proceeds from sale of stock			290,000	245,000	2,345,000		1,820,000
Stock issuance costs			$ 12,000	$ 3,600	$ 53,600		$ 68,800
Private Placement [Member]
Stock issued for cash, shares					15,633,327		12,133,333
Stock issued for cash, amount					$ 2,345,000		$ 1,820,000
Cash offering costs					$ 53,600		68,800
Stock issued for purchase of warrants					223,337
Private Placement [Member]
Stock issued for cash, shares			1,933,333
Proceeds from sale of stock			$ 290,000
Stock issuance costs			$ 12,000
Warrants issued			273,333
Strike price of warrants			$ 0.15
Three Directors [Member]
Stock Issued for Services			$ 168,750
Stock Issued for Services (Shares)			1,125,000
GreenCore Capital [Member]
Stock Issued for Services - Related Party					$ 27,000		$ 69,603
Stock Issued for Services - Related Party (Shares)					180,000		464,115
Keshif Ventures LLC [Member]
Stock issued for cash, shares					1,333,333		3,333,333
Stock issued for cash, amount					$ 200,000		$ 500,000
Shares Issued for Loan Guaranty - Related Party					$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)					453,857		147,493
Stock Issued for Services [Member] | Restricted Stock [Member]
Stock Issued for Services					$ 337,500
Stock Issued for Services (Shares)					2,250,000
Stock Issued for Services [Member] | Three Directors [Member] | Restricted Stock [Member]
Stock Issued for Services					$ 112,500
Stock Issued for Services (Shares)					750,000
Stock Issued for Services [Member] | GreenCoreCapitalLLCMember
Stock Issued for Services - Related Party					$ 27,000		$ 69,603
Stock Issued for Services - Related Party (Shares)					180,000		464,115
Gain on settlement of debt							$ 2,396
Stock Issued for Services [Member] | Five Directors [Member] | Restricted Stock [Member]
Stock Issued for Services							$ 172,916
Stock Issued for Services (Shares)							1,152,776
Loan and Security Agreement [Member] | Keshif Ventures, LLC [Member]
Gain on settlement of debt					$ 172		$ 2,877
Shares Issued for Loan Guaranty - Related Party					$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)					453,857		147,493
Three Directors [Member] | Performance Grants [Member]
Stock Issued for Services			$ 112,500
Stock Issued for Services (Shares)			750,000
Investor Relations [Member]
Stock Issued for Services							$ 150,000
Stock Issued for Services (Shares)							1,000,000
Investor Relations [Member] | Consulting Services [Member]
Prepaid expenses							$ 46,875
Posawatz [Member] | Stock Issued for Services [Member] | Restricted Stock [Member]
Stock Issued for Services							$ 150,000
Stock Issued for Services (Shares)							1,000,000
Davidson [Member] | Stock Issued for Services [Member] | Restricted Stock [Member]
Stock Issued for Services							$ 112,500
Stock Issued for Services (Shares)							750,000
Restricted Stock [Member]
Unrecognized stock expense					$ 225,000		$ 337,500
Restricted Stock [Member] | Three Directors [Member]
Stock Issued for Services			$ 56,250
Stock Issued for Services (Shares)			375,000
Unrecognized stock expense	$ 168,750		$ 168,750